Intangible assets, net (Details 2)	12 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2013 Research and Development Expense [Member] USD ($)	Jun. 30, 2013 Research and Development Expense [Member] CNY	Jun. 30, 2012 Research and Development Expense [Member] CNY	Jun. 30, 2011 Research and Development Expense [Member] CNY	Jun. 30, 2013 General and Administrative Expense [Member] USD ($)	Jun. 30, 2013 General and Administrative Expense [Member] CNY	Jun. 30, 2012 General and Administrative Expense [Member] CNY	Jun. 30, 2011 General and Administrative Expense [Member] CNY
Impairment loss on intangible assets	$ 0	0	3,000,000	942,678	$ 0	0	0	792,049	$ 0	0	3,000,000	150,629